Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
Share-based compensation

16. Share-based compensation

Description

In 2014, the Company introduced an equity incentive plan (the (“EIP”), which was amended in 2017 and 2019. In 2023, the Company granted 138,907 options (2022: 4,885 options) under the EIP.

Holders of vested options are entitled to purchase common shares of the Company. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company’s shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs at December 31, 2023 are as follows:

	Number of		Contractual
	options		life of
Plan	outstanding	Vesting conditions	options
Equity Incentive Plan Board	7,898	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	68,713	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	68,713	3 years’ service from grant date (50%)	8 years

Measurement of fair values

The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive	Equity Incentive	Equity Incentive	Equity Incentive
	Plan 2023	Plan 2023	Plan 2022	Plan 2022
Fair value at grant date	USD 1.72 (2 year vesting) 1) USD 1.96 (3 year vesting) 1)	USD 6.674 (1 year vesting) 2) USD 10.918 (2 year vesting) 2) USD 12.82 (3 year vesting) 2)	USD 86.94 (2 year vesting) 1) USD 100.22 (3 year vesting) 1)	USD 132.88 (1 year vesting) 2) USD 175.2 (2 year vesting) 2) USD 212.08 (3 year vesting) 2)

Share price at grant date	USD 2.92	USD 19.2	USD 149.6	USD 356
Exercise price	USD 2.92	USD 19.2	USD 127.06	USD 415.60
Expected volatility	108.87%	111.23%	100.2%	99.1%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	4.90%	4.37%	4.45%	2.87%

1)	October grants for the respective year

2)	April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.

The total expense recognized for equity-settled share-based payment transactions were CHF 379,414 in 2023 (2022: CHF 342,799, 2021: CHF 1,206,303).

The number and weighted average exercise prices (in CHF) of options under the share option programs are as follows:

The range of exercise prices for outstanding options was CHF 2.46 to CHF 10,637 as of December 31, 2023 and CHF 117.6 to CHF 11,693.20 as of December 31, 2022.

	2023			2022
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
	Number of	exercise	remaining	Number of	exercise	remaining
	options	price	term	options	price	term
Outstanding at January 1	7,884	385.60	6.22	3,324	660.00	6.56
Expired during the year	-	-	-	-	-	-
Forfeited during the year	(1,467)	-	-	(325)	-	-
Exercised during the year		-	-	-	-	-
Granted during the year	138,907	4.76	-	4,885	188.00	-
Outstanding at December 31	145,324	22.17	5.62	7,884	385.60	6.22
Exercisable at December 31	2,630	-	-	1,440	-	-